Document and Entity Information	Aug. 01, 2023	May 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	WINGSTOP INC.
Entity Central Index Key	0001636222
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37425
Entity Tax Identification Number	47-3494862
Entity Address, Address Line One	15505 Wright Brothers Drive
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code		972
Local Phone Number		686-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WING
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false